Joint arrangements and associates - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jul. 27, 2023 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Aug. 05, 2022 INR (₨)	Aug. 05, 2022 USD ($)
Disclosure of joint operations [line items]
Investment in joint ventures		₨ 1,189	$ 14	₨ 10	₨ 2,915
RPPL
Disclosure of joint operations [line items]
Committed funding amount						₨ 412	$ 5
3E NV
Disclosure of joint operations [line items]
Additional consideration		1,412
Loan conversion into equity		₨ 224
Proportion of ownership interest in joint operation		78.00%	78.00%	40.00%
Post acquisition share of profits (losses)				₨ 145	99
Carrying value of investment including goodwill		₨ 3,868		2,456
Goodwill		3,518		2,366
Fluence Energy Singapore Pte. Ltd
Disclosure of joint operations [line items]
Post acquisition share of profits (losses)		(27)		0	₨ (6)
Committed funding amount | $							$ 10
Carrying value of investment including goodwill		379		406
GH4 India Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	33.33%
Post acquisition share of profits (losses)		0		(10)
Committed funding amount	₨ 10
Carrying value of investment including goodwill		₨ 0		₨ 0
Climate Connect Digital Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in associate		25.00%	25.00%
VG DTL Transmissions Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%